OTHER CURRENT ASSETS (Tables)	12 Months Ended
Mar. 31, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER CURRENT ASSETS

The following table summarizes the components of the Group’s other current assets as of the dates presented:

	Thousands of Yen
	March 31, 2026	March 31, 2025
Prepaid expenses	¥219,598	¥115,300
Advances to vendors	191,859	174,116
Others	73,679	64,163
Total	¥485,136	¥353,579